Investment Strategy	Dec. 31, 2025
Grayscale Artificial Intelligence Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index. The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index seeks to track the performance of companies that are components of the artificial intelligence (or AI) infrastructure ecosystem. To qualify for selection into the Index, a constituent must be a leading player in at least one of the six infrastructure segments crucial for the continued advancement of artificial intelligence. The Index is based on a rules-based methodology.

To be eligible for inclusion in the initial investable universe, securities must be/have:

• Their listing either in a developed (including the U.S.) or emerging market based on VettaFi LLC’s (the “Index Provider”) country classification system, in the form of common stock or depositary receipt (American or global). As of February 2026, the list of developed markets and emerging markets includes Austria, Australia, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and United States.

• A minimum total market capitalization of $200 million USD.

• A three-month average daily turnover greater than or equal to $2 million.

• All securities must have a minimum free float equivalent to 20% of shares outstanding.

In constructing the Index, the Index Provider selects companies that are leading players in at least one of the six infrastructure segments crucial for the continued advancement of artificial intelligence. Segments and definitions are as follows:

• Big Data/Analytics — Companies at the forefront of extracting valuable insights from data using AI to help the user make informed decisions.

• Cloud Providers — Companies providing access to AI processes and tools over the internet in addition to flexible and scalable data storage, platform, and application services.

• Data Centers and Connectivity — Companies involved in managing physical facilities or providing the necessary components for information technology (IT) infrastructure and data storage for AI compute needs.

• Energy Powering AI — Companies offering specific solutions to support the increased energy usage needed to power data centers and cloud providers utilizing AI.

• Network & Security — Companies safeguarding computer networks through AI-driven behavioral analytics to improve threat detection and limit vulnerabilities.

• Semiconductor and Computing Systems — Companies designing, fabricating, or developing semiconductor chips or quantum computing systems for AI applications.

Determination of the six infrastructure segments is based on the Index Provider’s proprietary in-house research, supported by a team of industry experts (VettaFi Research Team) that maintain a unique and broad database of companies and classifications across the globe who have operations associated with the listed segments. The VettaFi Research Team examines each company’s position within their segment taking into account revenue purity and leadership, among other factors. These factors are viewed as follows and are all pursuant to a rules-based methodology:

• Revenue Purity: An assessment of the revenue a company generates, contributes to, and derives from business activities related to the assigned segment(s).

• Investments: This includes an evaluation of the company’s investment in existing or new business areas. Factors considered are research and development (R&D), mergers and acquisitions (M&A) activities, investment in human capital and technology, capital expenditure and overall strategic direction in growth areas related to the assigned segment(s).

• Market Leadership: This criterion involves an assessment of a company’s market share, addressable markets, business partnerships, competitive advantages (moats), executive leadership team, financial stability and risk factors, relative to its peers in the respective segment(s).

• Technology Leadership: This includes an evaluation of each company’s technological capabilities in key areas related to the specific theme and subsector(s), covering technical moats, patents, development pace, positioning (first mover, etc.) and innovation factor.

To be eligible for classification, a company’s technology, services, and/or business model must fit into one of the identified subsectors advancing artificial intelligence and its supporting infrastructure.

Sources used to analyze the relative strength of these dimensions across the universe of relevant securities include regulatory filings, including but not limited to 10-K’s, 10-Q’s, 8-K’s, and annual reports, and company disclosures (websites, earnings calls, management discussion publications, and CEO commentary publications). For Revenue Purity, the process involves the assessment of the proportion of a company’s income derived directly from activities within the assigned Artificial Intelligence Infrastructure segments. Analysis for Revenue Purity involves dissection of financial statements to quantify revenues from AI operations. This quantitative focus ensures precise measurement of a company’s financial alignment with the AI theme. The Investments factor evaluates a company’s commitment of capital, R&D, and human resources to AI-related growth areas. The analysis scrutinizes R&D expenditure, M&A activity, and strategic capital allocations detailed in financial reports and management discussions. Market Leadership analysis seeks to gauge a company’s competitive standing, including market share, strategic partnerships, and executive team strength within AI segments. In addition, the Index seeks to assess competitive advantages (“moats”), customer adoption as evidenced by case studies and peer performance. Analysis for Technology Leadership evaluates a company’s innovation and technological capabilities, such as its technical moats and patent strength in AI. This process includes an intensive review of technical documentation like white papers, product demonstrations, and patent portfolios to gauge innovation and development pace. The aggregate of this review process determines companies that are leading players in at least one of the six infrastructure segments and eligible for the Index.

The Index is reconstituted and rebalanced quarterly at the close of trading on the third Friday of the month (“Reconstitution Dates” and “Rebalance Dates”) of each March, June, September, and December. Reconstitutions and rebalances are based on data as of the close of the last trade date of the month preceding the reconstitution and rebalance month (“Reference Dates”). Pricing used in share weights used for reconstitutions are based on data as of close of trading on the second Friday of the reconstitution and rebalance month (“Weight Date”).

Constituents that comprise of the Index are float-market cap weighted. Segments weights are capped at 20% while individual constituent weights are capped at 5% with a minimum weight of 0.50% assigned to constituents. Excess weights are distributed proportionately.

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Grayscale Bitcoin Adopters ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund does not invest in digital assets directly or through the use of derivatives. The Fund also does not invest in initial coin offerings. The Fund does, however, have indirect exposure to digital assets by virtue of its investments in companies that use one or more digital assets as part of their business activities and/or that hold digital assets as proprietary investments. Because the Fund does not invest directly in any digital assets, it will not track price movements of any digital assets.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index. The Fund using a “passive management” (or indexing) investment approach attempts to replicate, before fees and expenses, the performance of the Index. The Index follows a rules-based methodology.

The Index is designed by Indxx (the “Index Provider”) to consist of U.S. and non-U.S. equity securities of companies that have been classified by the Index Provider as having adopted Bitcoin as an asset for corporate treasury management, as described below (collectively, “Bitcoin Adopters” or “Bitcoin Adopters Companies”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. In constructing the Index, the Index Provider identifies Bitcoin Adopters through a proprietary process that relies on extensive research to generate a preliminary list based on information obtained from annual and quarterly reports, financial statements, and other publicly available financial documents.

To be eligible for inclusion in the initial investable universe, securities must be/have:

• Their listing either in a developed (including the U.S.) or emerging market based on the Index Provider’s rules-based country classification system, in the form of common stock or depositary receipt (American or global). As of March 2026, the list of developed markets includes the United States, Canada, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea, Taiwan, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Poland, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom and the list of emerging markets includes Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Czech Republic, Greece, Hungary, Kuwait, Qatar, South Africa, Turkey and the United Arab Emirates.

• A minimum total market capitalization of $200 million USD.

• A six-month average daily turnover greater than or equal to $1.0 million.

• All securities must have a minimum free float equivalent to 10% of shares outstanding.

• Securities trading at a price of $10,000 or above are ineligible for inclusion in the Index. This rule is not applicable for existing constituents. Existing constituents shall remain in the initial universe irrespective of their stock price.

• Traded on 90% of the eligible trading days in the last six months. In the case of initial public offerings where a security does not have a trading history of six-months, such a security must have started trading at least three-months before the start of the reconstitution and rebalancing process and should have traded on 90% of the eligible trading days for the past three-months.

The Index has defined Bitcoin Adopters as companies that have reported the ownership of at least 100 Bitcoin as a corporate treasury asset. Companies are further classified as Secondary Companies if they are companies that, in addition to reporting the ownership of at least 100 Bitcoin as a corporate treasury asset, generate at least 50% of their revenue from Bitcoin mining. These companies are also referred to as Bitcoin Network Operators. All other companies that have reported ownership of at least 100 Bitcoin as a corporate treasury asset are considered Primary Companies.

Bitcoin mining is defined as companies involved in the mining of Bitcoin and verification of the Bitcoin network, Bitcoin mining pool services, and the adding of Bitcoin transactions onto blockchain ledgers. Companies classified as Bitcoin Network Operators include, but are not limited to, companies that provide Bitcoin mining infrastructure such as data center hosting services (colocation services, dedicated hosting), ASICs machines, GPUs, mining rigs, and related infrastructure for Bitcoin mining.

The constituents of the Index are weighted based on a function of their Bitcoin holdings in corporate treasury and their free float market capitalization. Further weighting rules are applied as follows:

• Within Primary Companies a single security cap of 20% is applied and the excess weight is redistributed proportionally amongst the uncapped securities.

• Within Secondary Companies a single security cap of 2.5% is applied and the excess weight is redistributed proportionally amongst the uncapped securities.

• A single security floor of 0.20% and 0.15% is applied to Primary Companies and Secondary Companies, respectively. The excess weight (if applicable) is derived proportionally from uncapped securities.

• Within Primary Companies, the aggregate weight of securities with weights greater than or equal to 5% must not exceed 45%. In case the aggregate weight exceeds 45%, a secondary cap of 4.5% is applied. The excess weight is redistributed proportionately amongst the uncapped Primary Companies.

• The total weight of Secondary Companies is capped at 20%.

The Index is reconstituted and rebalanced quarterly after the close of business on the last trading day (“Effective Date”) of each March, June, September, and December, based on data as of the last week of each month prior to the applicable reconstitution and rebalance period of the Index.

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Additional Information on Bitcoin

The Bitcoin network allows people to exchange native tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as a blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Bitcoin or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network referred to as the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin network. The Bitcoin network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the Bitcoin software to run. From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” The price of Bitcoin and the share price of Bitcoin-related ETPs may reflect the impact of these forks.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology and Consumer Discretionary sectors. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology and Consumer Discretionary sectors. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund does not invest in digital assets directly. The Fund also does not invest in initial coin offerings. The Fund does, however, have indirect exposure to digital assets by virtue of its investments in derivatives that utilize a Bitcoin ETP (or an index of Bitcoin ETPs) as the reference asset. Because the Fund does not invest directly in any digital assets, it may not track price movements of any digital assets.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income through indirect exposure to the returns of Bitcoin by investing in options on Bitcoin ETPs, including, but not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (each a “Bitcoin ETP” and together, the “Bitcoin ETPs”). Each Bitcoin ETP is a grantor trust, and GBTC and BTC are each sponsored by an affiliate of Grayscale Advisors, LLC (the “Adviser”), with the sole purpose of holding Bitcoin. In effectuating its investment strategy, the Fund may also purchase and sell a combination of call and put option contracts that utilize an index of Bitcoin ETPs as the reference asset. Options contracts that utilize a Bitcoin ETP as the reference asset and options contracts that utilize an index of Bitcoin ETPs as the reference asset are collectively referred to herein as “Bitcoin ETP Options.”

The Fund seeks to achieve its investment objectives through a synthetic covered call strategy. In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts that reference a Bitcoin ETP. The Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETP as the reference asset. The Fund will also write (i.e., sell) call options that reference a Bitcoin ETP to generate income. The Fund’s sale of call options that reference a Bitcoin ETP will limit the degree to which the Fund may participate in any gains experienced in upward movements in the share price of the referenced Bitcoin ETPs.

Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset. For purposes of compliance with this 80% investment policy, derivative contracts are valued at their notional value.

The Fund seeks to gain fully synthetic exposure to the Bitcoin ETPs by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Grayscale Bitcoin Covered Call Subsidiary (the “Subsidiary”). The Subsidiary is a limited company operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Bitcoin ETP Options within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions except that, unlike the Fund, the Subsidiary may invest without limit in the Bitcoin ETP Options. The Fund generally invests approximately 25% of its total assets in this Subsidiary. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund such as the Subsidiary.

In implementing its investment strategy, the Fund generally invests in exchange-traded options contracts that reference a Bitcoin ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund generally utilizes traditional exchange-traded options and exchange-traded Flexible Exchange Options (“FLEX Options”). The Fund may also invest in traditional options and FLEX Options that utilize an index of Bitcoin ETPs as the reference asset. Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the Fund does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. The Fund’s synthetic exposure to the Bitcoin ETPs is achieved through the combination of purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Bitcoin ETPs. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETPs through the purchase of the call options. As a buyer of these call options, the Fund pays a premium to the seller of the call options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETPs through the sale of the put options. As the seller of these put options, the Fund receives a premium from the buyer of the put options. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the instrument underlying (in this case, the Bitcoin ETP or an index of Bitcoin ETPs) the option at a specified exercise price. For physically settled options, the seller (writer) of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put).

As the primary means by which the Fund intends to generate income, the Fund will sell call options that generally reference the Bitcoin ETPs at strike prices either at-the-money or out-of-the-money, depending upon market conditions. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in the value of the referenced Bitcoin ETPs beyond a certain point, generally the strike price at which the call options are sold. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETPs into current income. It is expected that the call options the Fund will sell to generate options premiums will have expirations, generally, of one-month or less and will be held to or close to expiration. The Fund intends to make bi-weekly distribution payments to shareholders.

The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. Cash and cash equivalents, such as U.S. Treasuries, are used as collateral for the Fund’s investments in options contracts. They may also generate income. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to the Bitcoin ETP Options.

The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under the 1940 Act.

More Information about the Grayscale Bitcoin Trust ETF and the Grayscale Bitcoin Mini Trust ETF

The purpose of each of GBTC and BTC is to hold Bitcoins. Each of GBTC’s and BTC’s investment objective is for the value of its shares (based on Bitcoin per share) to reflect the value of Bitcoins held by each of GBTC and BTC. Coinbase Custody Trust Company, LLC is the custodian for each of GBTC and BTC.

Each of GBTC and BTC uses the closing value of the CoinDesk Bitcoin Price Index to calculate its net asset value (“NAV”) which is the aggregate value, expressed in U.S. dollars, of each of GBTC’s and BTC’s assets (other than U.S. dollars or other fiat currency), less the U.S. dollar value of each of GBTC’s and BTC’s expenses and other liabilities. NAV per share is calculated by dividing NAV by the number of shares currently outstanding. NAV and NAV per share are not measures calculated in accordance with generally accepted accounting principles (“GAAP”).

Each of GBTC and BTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GBTC and BTC pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission (GBTC: File No. 001-41906, BTC: File No. 001-42194) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GBTC and BTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Each of GBTC and BTC has its shares listed on NYSE Arca under the symbol GBTC and BTC, respectively. The shares may be purchased from each of GBTC and BTC, only in one or more blocks of 10,000 shares (a block of 10,000 shares is called a “Basket”) by certain authorized participants. Each of GBTC and BTC issues Baskets of Shares to certain authorized participants on an ongoing basis. In addition, each of GBTC and BTC redeems shares in Baskets on an ongoing basis from authorized participants.

The U.S. Securities and Exchange Commission (the “SEC”) maintains an internet website that contains reports, proxies and information statements and other information regarding each of GBTC and BTC that is filed electronically with the SEC at www.sec.gov.

The information in this section regarding GBTC and BTC is based on publicly available information and filings made by GBTC and BTC with the SEC. The inclusion of this information is provided solely for informational purposes to describe certain characteristics of GBTC and BTC that are relevant to the Fund’s investment strategy and does not constitute an offer to sell or a solicitation of an offer to buy shares of GBTC or BTC. Information provided to or filed with the SEC by GBTC or BTC, including information available on the SEC’s website or on any other website, is not incorporated by reference into this Prospectus and should not be considered part of this Prospectus. Neither the Fund nor the Adviser undertakes any obligation to update the information described above.

Additional Information on Bitcoin

The Bitcoin network allows people to exchange native tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as a blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Bitcoin or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network referred to as the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin network. The Bitcoin network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the Bitcoin software to run. From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” The price of Bitcoin and the share price of Bitcoin-related ETPs may reflect the impact of these forks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset.
Grayscale Bitcoin Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund does not invest in digital assets directly or through the use of derivatives. The Fund also does not invest in initial coin offerings. The Fund does, however, have indirect exposure to digital assets by virtue of its investments in companies that use one or more digital assets as part of their business activities and/or that hold digital assets as proprietary investments. Because the Fund does not invest directly in any digital assets, it will not track price movements of any digital assets.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index. The Fund using a “passive management” (or indexing) investment approach attempts to replicate before fees and expenses, the performance of the Index.

The Index is designed by Indxx (the “Index Provider”) to consist of U.S. and non-U.S. equity securities of companies that have been classified by the Index Provider as providing exposure to global bitcoin mining companies that generate revenue from bitcoin mining activities or mining related hardware, software and/or services (collectively, “Bitcoin Mining Companies”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. In constructing the Index, the Index Provider identifies Bitcoin Mining Companies that are involved in the mining of Bitcoin and verification of the Bitcoin network, Bitcoin mining pool services, and adding Bitcoin transactions into blockchain ledgers. The Index Provider may also include companies that provide Bitcoin mining infrastructure and related services such as data center hosting, the manufacturing of ASICs (Application-Specific Integrated Circuits) machines, mining rigs, and GPUs (Graphics Processing Units), and related hardware and software for bitcoin mining (collectively, “Bitcoin Mining”). The Index Provider determines eligible Bitcoin Mining Companies based on a proprietary process that relies on extensive research to generate a preliminary list of Bitcoin Mining Companies.

To be eligible for inclusion in the initial investable universe, securities must be/have:

• Their listing either in a developed (including the U.S.) or emerging market based on the Index Provider’s rules-based country classification system, in the form of common stock or depositary receipt (American or global). As of March 2026, the list of developed markets includes the United States, Canada, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea, Taiwan, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Poland, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom and the list of emerging markets includes Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Czech Republic, Greece, Hungary, Kuwait, Qatar, South Africa, Turkey and the United Arab Emirates.

• A minimum total market capitalization of $50 million USD.

• A six-month average daily turnover greater than or equal to $0.5 million.

• All securities must have a minimum free float equivalent to 10% of shares outstanding.

• Securities trading at a price of $10,000 or above are ineligible for inclusion in the Index. This rule is not applicable for existing constituents. Existing constituents shall remain in the initial universe irrespective of their stock price.

• Traded on 90% of the eligible trading days in the last six-months. In the case of initial public offerings where a security does not have a trading history of six-months, such a security must have started trading at least three-months before the start of the reconstitution and rebalancing process and should have traded on 90% of the eligible trading days for the past three-months.

The Index Provider further classifies the Bitcoin Mining Companies using the following methodology:

• Pure-Play: Companies that derive greater than or equal to 50% of their revenue from Bitcoin Mining are considered as ‘pure-play’ companies.

• Quasi-Play: Companies with diversified revenue streams that generate at least 20% (but less than 50%) of their revenue from Bitcoin Mining are considered as ‘quasi-play’ companies.

• Marginal: Companies with diversified revenue streams that generate less than 20% of their revenue from Bitcoin Mining are considered as ‘marginal’ companies.

In constructing the Index, the Index Provider includes the top 25 Pure-Play companies by market capitalization. If fewer than 25 Pure-Play companies qualify for inclusion in the Index, then the top Quasi-Play companies by largest total market capitalization are included until the portfolio size reaches 25. If fewer than 25 Pure-Play and Quasi-Play companies qualify for inclusion in the Index, then the top Marginal companies by largest total market capitalization are included until the portfolio size reaches 25. If there are fewer than 25 companies in the selection list, all the companies are considered.

The Index is reconstituted and rebalanced quarterly after the close of business on the last trading day (“Effective Date”) of each March, June, September, and December, based on data as of the last week of each month prior to the applicable reconstitution and rebalance period of the Index.

The Index is weighted as follows:

• Securities are weighted based on their security level free float market capitalization.

• Total weight of Quasi-Play + Marginal companies is capped at 15%.

• Within the Quasi-Play + Marginal basket a security cap of 3% is applied and the excess weight is redistributed proportionally amongst the uncapped securities within this basket.

• A single security cap of 15% is applied amongst the Pure-Play securities and the excess weight is redistributed proportionally amongst the uncapped securities within this basket.

• Total weight of the securities with weights greater than 5% is capped at 45% and a single cap of 4.25% is applied on the securities thereafter with weights greater than 5% and the excess weight is redistributed proportionally amongst the uncapped securities within the Pure-Play basket.

For example, where the Index is comprised completely of Pure-Play companies, a single security cap of 15% is applied and the excess weight is redistributed proportionally among the uncapped securities within the basket. An aggregate cap is then applied such that the total weights of securities with weights greater than 5% is capped at 45%. Following this aggregate cap, securities with weights in excess of 5% are capped to 4.25% and excess weight is redistributed among the remaining uncapped securities.

In the event that fewer than 25 Pure-Play companies qualify for inclusion in the Index and Quasi-Play and Marginal companies become eligible, the same process is followed subject to a maximum weight of 15% for the aggregate of all Quasi-Play and Marginal companies. A single security cap of 3% is applied to any given Quasi-Play or Marginal security and the excess weight is redistributed proportionally among the uncapped Quasi-Play or Marginal securities such that the total weight allocated to such companies is capped at 15%. Pure-Play security weighting follows the same capping methodology described above, with a single security cap of 15%, an aggregate cap of 45% for the total allocation of securities greater than 5%, and a final single security cap of 4.25% thereafter.

A “blockchain” is a digital series of records stored across a decentralized network that uses cryptography to create a secure and verified history of transactions. The decentralized nature of a blockchain utilizes and relies on multiple “nodes” to continuously update and certify the accuracy of information in the chain, mitigating the risks associated with centralized networks, where a single source can be tampered with to change information across a network. Blockchain technology can be used to record transactions involving tangible, intangible, and digital assets, and a blockchain may be constrained to certain users or companies or open to the public.

Blockchain networks may also be used to track the purchase, sale, or exchange of digital assets. Digital assets may be considered a form of digital currency that can be used to purchase goods or services from certain vendors or can be purchased or sold like an investment asset. Digital assets are not, however, widely accepted as a means of payment. Digital assets generally rely on a blockchain to maintain the integrity of their transaction histories, and for proof of work blockchains (such as Bitcoin) new amounts of a digital asset are added to the available supply based on the completion of certain complex mathematical problems — a process known as digital asset “mining”.

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the Fund had significant exposure to the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund does not invest in digital assets directly. The Fund also does not invest in initial coin offerings. The Fund does, however, have indirect exposure to digital assets by virtue of its investments in derivatives that utilize a Bitcoin ETP (or an index of Bitcoin ETPs) as the reference asset. Because the Fund does not invest directly in any digital assets, it may not track price movements of any digital assets.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income while maintaining the prospects for capital appreciation through indirect exposure to the returns of Bitcoin by investing in options on Bitcoin ETPs, including, but not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (each a “Bitcoin ETP” and together, the “Bitcoin ETPs”). Each Bitcoin ETP is a grantor trust, and GBTC and BTC are each sponsored by an affiliate of Grayscale Advisors, LLC (the “Adviser”), with the sole purpose of holding

Bitcoin. In effectuating its investment strategy, the Fund may also purchase and sell a combination of call and put option contracts that utilize an index of Bitcoin ETPs as the reference asset. Options contracts that utilize a Bitcoin ETP as the reference asset and options contracts that utilize an index of Bitcoin ETPs as the reference asset are collectively referred to herein as “Bitcoin ETP Options.”

The Fund seeks to achieve its investment objective through a synthetic covered call strategy. In implementing its investment strategy, the Fund will invest in exchange-traded options contracts that reference a Bitcoin ETP. The Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETP as the reference asset. The Fund will also write (i.e., sell) call options that reference a Bitcoin ETP to generate income. The Fund’s sale of call options that reference a Bitcoin ETP will potentially limit the degree to which the Fund may participate in any gains experienced in upward movements in the share price of the referenced Bitcoin ETPs.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset. For purposes of compliance with this 80% investment policy, derivative contracts are valued at their notional value.

The Fund seeks to gain fully synthetic exposure to the Bitcoin ETPs by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Grayscale Bitcoin Premium Income Subsidiary (the “Subsidiary”). The Subsidiary is a limited company operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Bitcoin ETP Options within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions except that, unlike the Fund, the Subsidiary may invest without limit in the Bitcoin ETP Options. The Fund generally invests approximately 25% of its total assets in this Subsidiary. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund such as the Subsidiary.

In implementing its investment strategy, the Fund invests in exchange-traded options contracts that reference a Bitcoin ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund intends to utilize traditional exchange-traded options and exchange-traded Flexible Exchange Options (“FLEX Options”). The Fund may also invest in traditional options and FLEX Options that utilize an index of Bitcoin ETPs as the reference asset. Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference assets, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the Fund does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. The Fund’s synthetic exposure to the Bitcoin ETP Options is achieved through the combination of purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Bitcoin ETP Options. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP Options through the purchase of the call options. As a buyer of these call options, the Fund pays a premium to the seller of the call options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETP Options through the sale of the put options. As the seller of these put options, the Fund receives a premium from the buyer of the put options. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the instrument underlying (in this case, the Bitcoin ETP or an index of Bitcoin ETPs) the option at a specified exercise price. For physically settled options, the seller (writer) of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put).

As the primary means by which the Fund intends to generate income, the Fund will sell call options that generally reference the Bitcoin ETPs at strike prices deep out-of-the-money, or significantly away from the then current market price of the referenced Bitcoin ETP, depending upon market conditions. Generally, the Fund intends to sell call options at strike prices 15-20% above the then current share price of the referenced Bitcoin ETP. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in the value of the referenced Bitcoin ETPs beyond a certain point, generally the strike price at which the call options are sold. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETPs into current income. It is expected that the call options the Fund will sell to generate options premiums will have expirations, generally, of one-month or less and will be held to or close to expiration. The Fund intends to make bi-weekly distribution payments to shareholders.

The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. Cash and cash equivalents, such as U.S. Treasuries, are used as collateral for the Fund’s investments in options contracts. They may also generate income. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to the Bitcoin ETP Options.

The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under the 1940 Act.

More Information about the Grayscale Bitcoin Trust ETF and the Grayscale Bitcoin Mini Trust ETF

The purpose of each of GBTC and BTC is to hold Bitcoins. Each of GBTC’s and BTC’s investment objective is for the value of its shares (based on Bitcoin per share) to reflect the value of Bitcoins held by each of GBTC and BTC. Coinbase Custody Trust Company, LLC is the custodian for each of GBTC and BTC.

Each of GBTC and BTC uses the closing value of the CoinDesk Bitcoin Price Index to calculate its net asset value (“NAV”) which is the aggregate value, expressed in U.S. dollars, of each of GBTC’s and BTC’s assets (other than U.S. dollars or other fiat currency), less the U.S. dollar value of each of GBTC’s and BTC’s expenses and other liabilities. NAV per share is calculated by dividing NAV by the number of shares currently outstanding. NAV and NAV per share are not measures calculated in accordance with generally accepted accounting principles (“GAAP”).

Each of GBTC and BTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GBTC and BTC pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission (GBTC: File No. 001-41906, BTC: File No. 001-42194) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GBTC and BTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Each of GBTC and BTC has its shares listed on NYSE Arca under the symbol GBTC and BTC, respectively. The shares may be purchased from each of GBTC and BTC, only in one or more blocks of 10,000 shares (a block of 10,000 shares is called a “Basket”) by certain authorized participants. Each of GBTC and BTC issues Baskets of Shares to certain authorized participants on an ongoing basis. In addition, each of GBTC and BTC redeems shares in Baskets on an ongoing basis from authorized participants.

The U.S. Securities and Exchange Commission (the “SEC”) maintains an internet website that contains reports, proxies and information statements and other information regarding each of GBTC and BTC that is filed electronically with the SEC at www.sec.gov.

The information in this section regarding GBTC and BTC is based on publicly available information and filings made by GBTC and BTC with the SEC. The inclusion of this information is provided solely for informational purposes to describe certain characteristics of GBTC and BTC that are relevant to the Fund’s investment strategy and does not constitute an offer to sell or a solicitation of an offer to buy shares of GBTC or BTC. Information provided to or filed with the SEC by GBTC or BTC, including information available on the SEC’s website or on any other website, is not incorporated by reference into this Prospectus and should not be considered part of this Prospectus. Neither the Fund nor the Adviser undertakes any obligation to update the information described above.

Additional Information on Bitcoin

The Bitcoin network allows people to exchange native tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as a blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Bitcoin or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network referred to as the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin network. The Bitcoin network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the Bitcoin software to run. From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” The price of Bitcoin and the share price of Bitcoin-related ETPs may reflect the impact of these forks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize a Bitcoin ETP as the reference asset.
Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund does not invest in digital assets directly. The Fund also does not invest in initial coin offerings. The Fund does, however, have indirect exposure to digital assets by virtue of its investments in derivatives that utilize a Ethereum ETP (or an index of Ethereum ETPs) as the reference asset. Because the Fund does not invest directly in any digital assets, it may not track price movements of any digital assets.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income through indirect exposure to the returns of Ether by investing in options on Ethereum ETPs, including, but not limited to, Grayscale Ethereum Trust ETF (Ticker: ETHE) and Grayscale Ethereum Mini Trust ETF (Ticker: ETH) (each an “Ethereum ETP” and together, the “Ethereum ETPs”). Each Ethereum ETP is a grantor trust, and ETHE and ETH are each sponsored by an affiliate of Grayscale Advisors, LLC (the “Adviser”), with the sole purpose to hold Ether. In effectuating its investment strategy, the Fund may also purchase and sell a combination of call and put option contracts that utilize an index of Ethereum ETPs as the reference asset. Options contracts that utilize an Ethereum ETP as the reference asset and options contracts that utilize an index of Ethereum ETPs as the reference asset are collectively referred to herein as “Ethereum ETP Options.”

The Fund seeks to achieve its investment objective through a synthetic covered call strategy. In implementing its investment strategy, the Fund will invest in exchange-traded options contracts that reference an Ethereum ETP. The Fund will purchase and sell a combination of call and put option contracts that utilize an Ethereum ETP as the reference asset. The Fund will also write (i.e., sell) call options that reference an Ethereum ETP to generate income. The Fund’s sale of call options that reference an Ethereum ETP will limit the degree to which the Fund may participate in any gains experienced in upward movements in the share price of the referenced Ethereum ETPs.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize an Ethereum ETP as the reference asset or other instruments that have economic characteristics and provide investment exposure similar to such investments. Such other instruments may include options contracts that utilize an index of Ethereum ETPs as the reference asset. For purposes of compliance with this 80% investment policy, derivative contracts are valued at their notional value.

The Fund seeks to gain fully synthetic exposure to the Ethereum ETPs by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Grayscale Ethereum Covered Call Subsidiary (the “Subsidiary”). The Subsidiary is a limited company operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Ethereum ETP Options within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions except that, unlike the Fund, the Subsidiary may invest without limit in the Ethereum ETP Options. The Fund generally invests approximately 25% of its total assets in this Subsidiary. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund such as the Subsidiary.

In implementing its investment strategy, the Fund invests in exchange-traded options contracts that reference an Ethereum ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund intends to utilize traditional exchange-traded options and exchange-traded Flexible Exchange Options (“FLEX Options”). The Fund may also invest in traditional options and FLEX Options that utilize an index of Ethereum ETPs as the reference asset. Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the Fund does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. The Fund’s synthetic exposure to the Ethereum ETPs is achieved through the combination of purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Ethereum ETPs. The Fund will primarily gain exposure to increases in value experienced by the Ethereum ETPs through the purchase of the call options. As a buyer of these call options, the Fund pays a premium to the seller of the call options. The Fund will primarily gain exposure to decreases in value experienced by the Ethereum ETPs through the sale of the put options. As the seller of these put options, the Fund receives a premium from the buyer of the put options. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the instrument underlying the option (in this case, the Ethereum ETP or an index of Ethereum ETPs) at a specified exercise price. For physically settled options, the seller (writer) of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put).

As the primary means by which the Fund intends to generate income, the Fund will sell call options that generally reference the Ethereum ETPs at strike prices either at-the-money or out-of-the-money, depending upon market conditions. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in the value of the referenced Ethereum ETPs beyond a certain point, generally the strike price at which the call options are sold. This strategy effectively converts a portion of the potential upside price return growth of the Ethereum ETPs into current income. It is expected that the call options the Fund will sell to generate options premiums will have expirations, generally, of one-month or less and will be held to or close to expiration. The Fund intends to make bi-weekly distribution payments to shareholders.

The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of Ether. Investors seeking direct exposure to the price of Ether should consider an investment other than the Fund.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. Cash and cash equivalents, such as U.S. Treasuries, are used as collateral for the Fund’s investments in options contracts. They may also generate income. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to the Ethereum ETP Options.

The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under the 1940 Act.

More Information about the Grayscale Ethereum Staking ETF and the Grayscale Ethereum Staking Mini ETF

The purpose of each of ETHE and ETH is to hold Ether. Each of ETHE’s and ETH’s investment objective is for the value of its shares (based on Ether per share) to reflect the value of Ether held by each of ETHE and ETH. Coinbase Custody Trust Company, LLC is the custodian for each of ETHE and ETH.

Each of ETHE and ETH uses the closing value of the CoinDesk Ether Price Index to calculate its net asset value (“NAV”) which is the aggregate value, expressed in U.S. dollars, of each of ETHE’s and ETH’s assets (other than U.S. dollars or other fiat currency), less the U.S. dollar value of each of ETHE’s and ETH’s expenses and other liabilities. NAV per share is calculated by dividing NAV by the number of shares currently outstanding. NAV and NAV per share are not measures calculated in accordance with GAAP.

Each of ETHE and ETH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ETHE and ETH pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission (ETHE: File No. 001-42185, ETH: File No. 001-42184) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ETHE and ETH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Each of ETHE and ETH has its shares listed on NYSE Arca under the symbol ETHE and ETH, respectively. The shares may be purchased from each of ETHE and ETH, only in one or more blocks of 10,000 shares (a block of 10,000 shares is called a “Basket”) by certain authorized participants. Each of ETHE and ETH issues Baskets of Shares to certain authorized participants on an ongoing basis. In addition, each of ETHE and ETH redeems shares in Baskets on an ongoing basis from authorized participants.

The U.S. Securities and Exchange Commission (the “SEC”) maintains an internet website that contains reports, proxies and information statements and other information regarding each of ETHE and ETH that is filed electronically with the SEC at www.sec.gov.

The information in this section regarding ETHE and ETH is based on publicly available information and filings made by ETHE and ETH with the SEC. The inclusion of this information is provided solely for informational purposes to describe certain characteristics of ETHE and ETH that are relevant to the Fund’s investment strategy and does not constitute an offer to sell or a solicitation of an offer to buy shares of ETHE or ETH. Information provided to or filed with the SEC by ETHE or ETH, including information available on the SEC’s website or on any other website, is not incorporated by reference into this Prospectus and should not be considered part of this Prospectus. Neither the Fund nor the Adviser undertakes any obligation to update the information described above.

Additional Information on Ether

The Ethereum network allows people to exchange native tokens of value, called Ether, which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Ether or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Ethereum is determined by participants in an online, of the peer-to-peer network referred to as the Ethereum network. The Ethereum network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum network. This is commonly referred to as the Ethereum Protocol. The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum network. The Ethereum network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of Ether and the share price of Ethereum-related ETPs may reflect the impact of these forks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize an Ethereum ETP as the reference asset or other instruments that have economic characteristics and provide investment exposure similar to such investments.
Grayscale Ethereum Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund will not invest in digital assets directly. The Fund also will not invest in initial coin offerings. The Fund will, however, have indirect exposure to digital assets by virtue of its investments in derivatives that utilize an Ethereum ETP (or index of Ethereum ETPs) as the reference asset. Because the Fund will not invest directly in any digital assets, it may not track price movements of such digital assets.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income while maintaining the prospects for capital appreciation through indirect exposure to the returns of Ether by investing in options on Ethereum ETPs, including, but not limited to, Grayscale Ethereum Staking ETF (Ticker: ETHE) and Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (each an “Ethereum ETP” and together, the “Ethereum ETPs”). Each Ethereum ETP is a grantor trust, and ETHE and ETH are each sponsored by an affiliate of Grayscale Advisors, LLC (the “Adviser”), with the sole purpose to hold Ether. In effectuating its investment strategy, the Fund may also purchase and sell a combination of call and put option contracts that utilize an index of Ethereum ETPs as the reference asset. Options contracts that utilize an Ethereum ETP as the reference asset and options contracts that utilize an index of Ethereum ETPs as the reference asset are collectively referred to herein as “Ethereum ETP Options.”

The Fund seeks to achieve its investment objective through a synthetic covered call strategy. In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts that reference an Ethereum ETP. The Fund will purchase and sell a combination of call and put option contracts that utilize an Ethereum ETP as the reference asset. The Fund will also write (i.e., sell) call options that reference an Ethereum ETP to generate income. The Fund’s sale of call options that reference an Ethereum ETP will limit the degree to which the Fund may participate in gains experienced in upward movements in the share price of the referenced Ethereum ETPs.

Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize an Ethereum ETP as the reference asset or other instruments that have economic characteristics and provide investment exposure similar to such investments. Such other instruments may include options contracts that utilize an index of Ethereum ETPs as the reference asset. For purposes of compliance with this 80% investment policy, derivative contracts will be valued at their notional value.

The Fund seeks to gain fully synthetic exposure to the Ethereum ETPs by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Grayscale Ethereum Premium Income Subsidiary (the “Subsidiary”). The Subsidiary is a limited company operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Ethereum ETP Options within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions except that, unlike the Fund, the Subsidiary may invest without limit in the Ethereum ETP Options. The Fund generally expects to invest approximately 25% of its total assets in this Subsidiary. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, also will be subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund such as the Subsidiary.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts that reference an Ethereum ETP. The Fund intends to primarily utilize exchange-listed, American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter” (“OTC”), the Fund intends to primarily utilize exchange-traded options, and may seek to utilize Flexible Exchange Options (“FLEX Options”). The Fund may also invest in traditional exchange-traded options and FLEX Options that utilize an index of Ethereum ETPs as the reference asset. Traditional exchange-traded options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the Fund does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. The Fund’s synthetic exposure to the Ethereum ETPs is achieved through the combination of purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Ethereum ETPs. The Fund will primarily gain exposure to increases in value experienced by the Ethereum ETPs through the purchase of the call options. As a buyer of these call options, the Fund pays a premium to the seller of the call options. The Fund will primarily gain exposure to decreases in value experienced by the Ethereum ETPs through the sale of the put options. As the seller of these put options, the Fund receives a premium from the buyer of the put options. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the instrument underlying the option (in this case, the Ethereum ETP or an index of Ethereum ETPs) at a specified exercise price. For physically settled options, the seller (writer) of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put).

As the primary means by which the Fund intends to generate income, the Fund will sell call options that generally reference the Ethereum ETPs at strike prices deep out-of-the-money, or significantly away from the then current market price of the referenced Ethereum ETP, depending upon market conditions. Generally, the Fund intends to sell call options at strike prices 15-20% above the then current share price of the referenced Ethereum ETP. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in the value of the referenced Ethereum ETPs beyond a certain point, generally the strike price at which the call options are sold. This strategy effectively converts a portion of the potential upside price return growth of the Ethereum ETPs into current income. It is expected that the call options the Fund will sell to generate options premiums will have expirations, generally, of one-month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.

The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of Ether. Investors seeking direct exposure to the price of Ether should consider an investment other than the Fund.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. Cash and cash equivalents, such as U.S. Treasuries, are used as collateral for the Fund’s investments in options contracts. They may also generate income. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to the Ethereum ETP Options.

The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under the 1940 Act.

More Information about the Grayscale Ethereum Staking ETF and the Grayscale Ethereum Staking Mini ETF

The purpose of each of ETHE and ETH is to hold Ether. Each of ETHE’s and ETH’s investment objective is for the value of its shares (based on Ether per share) to reflect the value of Ether held by each of ETHE and ETH. Coinbase Custody Trust Company, LLC is the custodian for each of ETHE and ETH.

Each of ETHE and ETH uses the closing value of the CoinDesk Ether Price Index to calculate its net asset value (“NAV”) which is the aggregate value, expressed in U.S. dollars, of each of ETHE’s and ETH’s assets (other than U.S. dollars or other fiat currency), less the U.S. dollar value of each of ETHE’s and ETH’s expenses and other liabilities. NAV per share is calculated by dividing NAV by the number of shares currently outstanding. NAV and NAV per share are not measures calculated in accordance with GAAP.

Each of ETHE and ETH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ETHE and ETH pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission (ETHE: File No. 001-42185, ETH: File No. 001-42184) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ETHE and ETH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Each of ETHE and ETH has its shares listed on NYSE Arca under the symbol ETHE and ETH, respectively. The shares may be purchased from each of ETHE and ETH, only in one or more blocks of 10,000 shares (a block of 10,000 shares is called a “Basket”) by certain authorized participants. Each of ETHE and ETH issues Baskets of Shares to certain authorized participants on an ongoing basis. In addition, each of ETHE and ETH redeems shares in Baskets on an ongoing basis from authorized participants.

The U.S. Securities and Exchange Commission (the “SEC”) maintains an internet website that contains reports, proxies and information statements and other information regarding each of ETHE and ETH that is filed electronically with the SEC at www.sec.gov.

The information in this section regarding ETHE and ETH is based on publicly available information and filings made by ETHE and ETH with the SEC. The inclusion of this information is provided solely for informational purposes to describe certain characteristics of ETHE and ETH that are relevant to the Fund’s investment strategy and does not constitute an offer to sell or a solicitation of an offer to buy shares of ETHE or ETH. Information provided to or filed with the SEC by ETHE or ETH, including information available on the SEC’s website or on any other website, is not incorporated by reference into this Prospectus and should not be considered part of this Prospectus. Neither the Fund nor the Adviser undertakes any obligation to update the information described above.

Additional Information on Ether

The Ethereum network allows people to exchange native tokens of value, called Ether, which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset markets that trade Ether or in individual end-user-to-end-user transactions under a barter system. The ownership and operation of Ethereum is determined by participants in an online, of the peer-to-peer network referred to as the Ethereum network. The Ethereum network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum network. This is commonly referred to as the Ethereum Protocol. The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum network. The Ethereum network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of Ether and the share price of Ethereum-related ETPs may reflect the impact of these forks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in options contracts that utilize an Ethereum ETP as the reference asset or other instruments that have economic characteristics and provide investment exposure similar to such investments.